1933 Act Registration No. 888-8883
1940 Act Registration No. 333-59149
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SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20546

FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                                             [4]
Post-Effective Amendment No.                                            ___
                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Pre-Effective Amendment No.                                             [4]
Post-Effective Amendment No.                                            ___


                         THE SHEPHERD STREET FUNDS, INC.
               (Exact name of registrant as specified in Charter)

                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103
              (Address of Principle Executive Offices and Zip Code)

                                  336-768-7230
               (Registrant's Telephone Number including Area Code)

                                Terence P. Smith
                              The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective as soon as practicable after this Registration Statement becomes effective.

Calculation of Registration Fee:

The Registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, and the Securities Act of 1933, that an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement.

The Registrant hereby states that this Registration Statement shall become effective on October 2, 1998, in accordance with Section 8(a) of the Securities Act of 1933, or upon such date as the Commission, acting pursuant to said
Section 8(a), may determine.

                         THE SHEPHERD STREET EQUITY FUND

                              CROSS-REFERENCE SHEET
                            (As required by Rule 495)


ITEM NO. ON FORM N-1A                   CAPTION OR SUBHEADING IN PROSPECTUS
---------------------                   OR STATEMENT OF ADDITIONAL INFORMATION
                                        --------------------------------------

PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------

1. Cover Page.                          Cover Page

2. Synopsis.                            Investment Objectives and Policies;
                                        Cover Page

3. Condensed Financial Information.     Fees and Expenses

4. General Description                  General Information;
   of Registrant.                       Management of the Fund

5. Management of the Fund.              Management of the Fund; Investment
                                        Adviser

5a.Management's Discussion of           Not Applicable
   Fund Performance

6. Capital Stock and Other              Management of the Fund
   Securities.

7. Purchase of Securities Being         Purchasing Shares; Plan of Distribution;
   Offered.                             Federal Taxes

8. Redemption or Repurchase             Redeeming Shares; Plan of Distribution;
                                        Federal Taxes

9. Legal Proceedings                    Not Applicable

PART B. STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------

10. Cover Page.                         Cover Page

11. Table of Contents.                  Table of Contents

12. General Information and History     Not covered in Statement of Additional
                                        Information (covered under Item 4 of
                                        Part A)

13. Investment Objectives and           Investment Policies and Restrictions
    Policies.

14. Management of the Fund.             Investment Adviser; Directors and
                                        Officers

15. Control Persons and Principal       Directors and Officers; Investment
    Holders of Securities.              Adviser

16. Investment Advisory and other       Investment Adviser; Fund Service
    Services.                           Providers

17. Brokerage Allocation.               Portfolio Transactions

18. Capital Stock and Other             Capital Stock
    Securities.

19. Purchase, Redemption and Pricing    Determination of Net Asset Values
    of Securities Being Offered         (also covered under Items 7 & 8 of
                                        Part A)

20. Tax Status.                         Tax Information

21. Underwriters                        Fund Service Providers
    and Transfer Agents

22. Calculations of Performance Data.   Performance Information

23. Financial Statements                Not Applicable. See item 32 of Part C.

PART C
------

Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.
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

Part A, Part B, and Part C of the Registrant's Registration Statement on Form N-1A have been previously filed and are incorporated herein by reference. This filing amends Exhibit 5 to Part C, previously filed on October 1, 1998.

PART C
                          OTHER INFORMATION

Item 24  Financial Statements and Exhibits

(a)  Financial Statements included in Part B
     Independent Auditors Report
     Statement of Assets and Liabilities

(b)  Exhibits

     5. Investment Advisory Agreement with Salem Investment Counselors, Inc.- Enclosed

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Charlotte and State of North Carolina on the 2nd day of October, 1998.

                      The Shepherd Street Funds, Inc.
                               (Registrant)

                      By: /s/ David B. Rea, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                                Title                     Date
----                                -----                     ----

/s/ William R. Watson*              Director                  October 2, 1998

/s/ Robert T. Beach*                Director                  October 2, 1998

/s/ James T. Broyhill*              Director                  October 2, 1998

/s/ Ralph Stockton*                 Director                  October 2, 1998

/s/ Helen C. Haynes*                Director                  October 2, 1998

By David B. Rea as Attorney-In-Fact pursuant to Power of Attorney executed on or about September 3, 1998.

                                  EXHIBIT INDEX

Exhibits
5.       Investment Advisory Agreement with Salem Investment Counselors, Inc.
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